Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	£ 1,208
Additions	502
Amounts utilised	(119)
Unused amounts reversed	(451)
Exchange and other movements	(30)
Provisions, Ending balance	1,110
Not more than one year
Reconciliation of changes in other provisions [abstract]
Expected reimbursement, other provisions	1,023	£ 787
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	6
Additions	1
Amounts utilised	(2)
Unused amounts reversed	(3)
Exchange and other movements	0
Provisions, Ending balance	2
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	44
Additions	55
Amounts utilised	(39)
Unused amounts reversed	(11)
Exchange and other movements	(3)
Provisions, Ending balance	46
Undrawn contractually committed facilities and guarantees provided | IFRSs 9
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	769
Additions	129
Amounts utilised	0
Unused amounts reversed	(386)
Exchange and other movements	(13)
Provisions, Ending balance	499
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	44
Additions	235
Amounts utilised	(4)
Unused amounts reversed	(7)
Exchange and other movements	(2)
Provisions, Ending balance	266
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	222
Additions	54
Amounts utilised	(45)
Unused amounts reversed	(18)
Exchange and other movements	(2)
Provisions, Ending balance	211
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	123
Additions	28
Amounts utilised	(29)
Unused amounts reversed	(26)
Exchange and other movements	(10)
Provisions, Ending balance	£ 86